Common Stock Repurchases (Detail) (USD $)	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012	Jul. 31, 2014
Common Stock Repurchases (Textuals) [Abstract]
Stock Repurchased During Period, Value	$ 10,792,000,000	$ 2,147,000,000	$ 4,765,000,000
Collateral Received in Association With Repurchase Of Common Stock	325,000,000
Common Stock Repurchase Program [Member]
Common Stock Repurchases (Textuals) [Abstract]
Stock Repurchase Program, Authorized Amount	65,000,000,000
Stock Repurchase Authorization Increase, Value				20,000,000,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount	12,400,000,000
Stock Repurchased During Period, Shares	332,400,000
Stock Repurchased During Period, Value	10,800,000,000
Stock Repurchased and Retired During Period, Shares		94,100,000	191,000,000
Stock Repurchased and Retired During Period, Value		2,100,000,000	4,800,000,000
Accumulated Stock Repurchased During Program, Total Shares	4,700,000,000
Accumulated Stock Repurchased During Program, Total Value	102,000,000,000
Restricted Stock Unit Withholdings [Member]
Common Stock Repurchases (Textuals) [Abstract]
Stock Repurchased and Retired During Period, Shares	12,000,000	13,100,000	12,600,000
Stock Repurchased and Retired During Period, Value	$ 332,000,000	$ 293,000,000	$ 345,000,000